Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Basic Materials (3.9%)
	Mosaic Co.	8,509,509	303,960
	Steel Dynamics Inc.	4,826,956	282,280
	Reliance Steel & Aluminum Co.	1,580,610	225,111
*	Cleveland-Cliffs Inc.	11,194,110	221,755
*	Alcoa Corp.	4,411,145	215,881
	Olin Corp.	3,594,571	173,438
	Royal Gold Inc.	1,633,343	155,968
*	RBC Bearings Inc.	707,376	150,105
	CF Industries Holdings Inc.	2,676,726	149,415
	Huntsman Corp.	4,965,815	146,938
	Scotts Miracle-Gro Co.	972,147	142,283
	Valvoline Inc.	4,499,157	140,284
	United States Steel Corp.	6,051,065	132,942
	Ashland Global Holdings Inc.	1,436,069	127,982
*	Hexcel Corp.	2,086,947	123,944
	Chemours Co.	4,110,990	119,465
	Balchem Corp.	806,032	116,931
	Element Solutions Inc.	5,237,916	113,558
	Timken Co.	1,708,233	111,753
	Avient Corp.	2,273,225	105,364
*	Univar Solutions Inc.	4,254,267	101,337
	UFP Industries Inc.	1,462,060	99,391
	Sensient Technologies Corp.	1,049,717	95,608
*	Livent Corp.	4,020,488	92,914
	Commercial Metals Co.	3,003,110	91,475
	Quaker Chemical Corp.	333,886	79,371
*,1	MP Materials Corp.	2,431,967	78,382
*	Arconic Corp.	2,450,842	77,300
	Hecla Mining Co.	13,365,970	73,513
	Cabot Corp.	1,412,433	70,791
	Tronox Holdings plc Class A	2,870,919	70,768
*	Ingevity Corp.	983,897	70,221
	NewMarket Corp.	204,132	69,154
*	Domtar Corp.	1,252,481	68,310
*	Amyris Inc.	4,820,832	66,190
	Stepan Co.	532,008	60,085
	Minerals Technologies Inc.	837,583	58,497
	Mueller Industries Inc.	1,350,497	55,505
	Compass Minerals International Inc.	844,147	54,363
	Boise Cascade Co.	978,411	52,815
	GrafTech International Ltd.	4,994,847	51,547

		Shares	Market Value ($000)
	Innospec Inc.	611,193	51,475
	Worthington Industries Inc.	833,836	43,943
	Kaiser Aluminum Corp.	393,851	42,914
	Carpenter Technology Corp.	1,194,958	39,123
	Westlake Chemical Corp.	398,010	36,275
*	Coeur Mining Inc.	5,769,753	35,599
	Materion Corp.	509,335	34,961
*	Kraton Corp.	758,903	34,636
*	GCP Applied Technologies Inc.	1,285,841	28,186
	Schweitzer-Mauduit International Inc.	783,095	27,142
	Schnitzer Steel Industries Inc. Class A	612,358	26,827
*	Century Aluminum Co.	1,238,664	16,660
	Ecovyst Inc.	1,367,280	15,943
*	Koppers Holdings Inc.	507,817	15,874
	Glatfelter Corp.	1,112,197	15,682
*,1	Zymergen Inc.	510,918	6,729
	American Vanguard Corp.	320,359	4,821
	Tredegar Corp.	342,577	4,173
	FutureFuel Corp.	145	1
*	Hycroft Mining Holding Corp. Warrants Exp. 10/22/22	19	—
			5,277,858
Consumer Discretionary (15.7%)
	Pool Corp.	948,132	411,878
	Williams-Sonoma Inc.	1,852,350	328,477
*	Floor & Decor Holdings Inc. Class A	2,619,196	316,373
*	RH	418,760	279,275
	Tapestry Inc.	6,958,239	257,594
*	Liberty Media Corp.-Liberty Formula One Class C	4,906,767	252,257
*	Deckers Outdoor Corp.	688,475	247,989
*	Five Below Inc.	1,393,583	246,399
*	Norwegian Cruise Line Holdings Ltd.	9,208,662	245,963
	Service Corp. International	3,962,469	238,778
	Lithia Motors Inc. Class A	752,923	238,707
*	Chegg Inc.	3,420,677	232,674
	Tempur Sealy International Inc.	4,890,538	226,970
*	SiteOne Landscape Supply Inc.	1,108,729	221,158
*	Crocs Inc.	1,474,995	211,632
	Newell Brands Inc.	9,529,879	210,992
*	Bright Horizons Family Solutions Inc.	1,507,336	210,153
	Churchill Downs Inc.	862,712	207,120
	Bath & Body Works Inc.	3,129,866	197,275
	Gentex Corp.	5,946,289	196,109
	New York Times Co. Class A	3,950,726	194,652
*	Zynga Inc. Class A	25,814,910	194,386
*	Scientific Games Corp.	2,278,457	189,271
*	BJ's Wholesale Club Holdings Inc.	3,398,613	186,652
	Kohl's Corp.	3,888,394	183,105
*	IAA Inc.	3,354,970	183,081
*	Alaska Air Group Inc.	3,116,415	182,622
*	PVH Corp.	1,775,931	182,548
	Wyndham Hotels & Resorts Inc.	2,327,398	179,652
	Interpublic Group of Cos. Inc.	4,898,441	179,626
*	YETI Holdings Inc.	2,068,344	177,236
	Macy's Inc.	7,777,690	175,776
[1]	Dick's Sporting Goods Inc.	1,453,603	174,098
*	Capri Holdings Ltd.	3,594,036	173,987
	Polaris Inc.	1,432,780	171,446
	Nielsen Holdings plc	8,931,279	171,391

		Shares	Market Value ($000)
*	Vail Resorts Inc.	501,049	167,375
*	American Airlines Group Inc.	8,056,217	165,314
*	AutoNation Inc.	1,336,445	162,726
*	Planet Fitness Inc. Class A	2,071,247	162,696
	Toll Brothers Inc.	2,917,081	161,285
*	Mattel Inc.	8,685,998	161,212
	Thor Industries Inc.	1,309,095	160,705
	Gap Inc.	7,048,405	159,999
	Marriott Vacations Worldwide Corp.	1,009,685	158,854
*	Fox Factory Holding Corp.	1,047,839	151,455
	Texas Roadhouse Inc. Class A	1,650,956	150,782
	Nexstar Media Group Inc. Class A	988,255	150,175
	Hanesbrands Inc.	8,690,819	149,134
*	Stamps.com Inc.	436,781	144,046
*,1	GameStop Corp. Class A	812,565	142,581
	AMERCO	219,526	141,820
*	Skechers USA Inc. Class A	3,357,301	141,410
*	Penn National Gaming Inc.	1,950,808	141,356
	Leggett & Platt Inc.	3,152,122	141,341
	Harley-Davidson Inc.	3,828,991	140,179
*	Avis Budget Group Inc.	1,159,283	135,068
*	Helen of Troy Ltd.	599,750	134,752
*	Terminix Global Holdings Inc.	3,103,433	129,320
*	Victoria's Secret & Co.	2,279,359	125,957
*	Goodyear Tire & Rubber Co.	6,998,247	123,869
*	Boyd Gaming Corp.	1,954,865	123,665
	Wingstop Inc.	740,279	121,354
*	JetBlue Airways Corp.	7,914,935	121,019
	Ralph Lauren Corp.	1,089,301	120,956
	Foot Locker Inc.	2,577,280	117,679
	Travel + Leisure Co.	2,147,578	117,107
	Lear Corp.	743,104	116,281
*	National Vision Holdings Inc.	2,038,133	115,705
	Choice Hotels International Inc.	899,916	113,722
	H&R Block Inc.	4,527,365	113,184
	TEGNA Inc.	5,503,228	108,524
*	Hilton Grand Vacations Inc.	2,244,673	106,779
	Aramark	3,175,699	104,354
	Papa John's International Inc.	819,091	104,016
	Murphy USA Inc.	611,332	102,251
*	Sonos Inc.	3,130,397	101,300
	Carter's Inc.	1,040,887	101,216
*	Grand Canyon Education Inc.	1,125,064	98,961
	Signet Jewelers Ltd.	1,244,906	98,298
	American Eagle Outfitters Inc.	3,757,277	96,938
	Wendy's Co.	4,435,476	96,161
*	Under Armour Inc. Class A	4,731,065	95,473
*	Sabre Corp.	8,030,112	95,077
*	Asbury Automotive Group Inc.	481,424	94,715
	Qurate Retail Inc. Class A	8,938,576	91,084
*	Meritage Homes Corp.	937,041	90,893
*	Under Armour Inc. Class C	5,144,525	90,132
*	Frontdoor Inc.	2,134,570	89,439
*	Academy Sports & Outdoors Inc.	2,210,875	88,479
*	Hyatt Hotels Corp. Class A	1,139,254	87,837
	Columbia Sportswear Co.	903,218	86,564
*	Madison Square Garden Sports Corp.	463,245	86,140
	KB Home	2,178,893	84,803

		Shares	Market Value ($000)
*	TripAdvisor Inc.	2,480,870	83,977
*	Callaway Golf Co.	3,006,925	83,081
	Cracker Barrel Old Country Store Inc.	590,543	82,582
*	Leslie's Inc.	4,005,202	82,267
*,1	Luminar Technologies Inc. Class A	5,236,362	81,687
	Penske Automotive Group Inc.	799,885	80,468
	LCI Industries	597,524	80,445
	Dana Inc.	3,614,191	80,380
	Group 1 Automotive Inc.	427,583	80,334
*	Overstock.com Inc.	1,016,916	79,238
	Rent-A-Center Inc.	1,405,685	79,014
*	LGI Homes Inc.	552,055	78,342
	Steven Madden Ltd.	1,937,752	77,820
*	Six Flags Entertainment Corp.	1,816,507	77,202
*	Taylor Morrison Home Corp. Class A	2,962,593	76,376
*	Red Rock Resorts Inc. Class A	1,489,260	76,280
*	Ollie's Bargain Outlet Holdings Inc.	1,243,697	74,970
*	Allegiant Travel Co.	380,603	74,400
*	Nordstrom Inc.	2,767,277	73,195
*	Shake Shack Inc. Class A	925,341	72,602
	Herman Miller Inc.	1,885,939	71,024
*	SeaWorld Entertainment Inc.	1,280,346	70,829
*	Spirit Airlines Inc.	2,697,838	69,982
	PROG Holdings Inc.	1,656,644	69,596
*	Stitch Fix Inc. Class A	1,698,003	67,835
*	Gentherm Inc.	825,977	66,846
*	iHeartMedia Inc. Class A	2,665,913	66,701
*	Visteon Corp.	697,352	65,823
	MDC Holdings Inc.	1,404,710	65,628
	Kontoor Brands Inc.	1,291,712	64,521
*	Coty Inc. Class A	8,120,095	63,824
*	Dorman Products Inc.	674,109	63,818
	World Wrestling Entertainment Inc. Class A	1,125,092	63,298
*	Cardlytics Inc.	739,880	62,106
*	SkyWest Inc.	1,254,200	61,882
	Wolverine World Wide Inc.	2,046,184	61,058
*,1	ContextLogic Inc. Class A	11,109,496	60,658
*	Coursera Inc.	1,885,517	59,677
*	Tri Pointe Homes Inc.	2,832,861	59,547
*	2U Inc.	1,765,691	59,274
*	Revolve Group Inc. Class A	946,528	58,467
*	Cheesecake Factory Inc.	1,233,647	57,981
*	Abercrombie & Fitch Co. Class A	1,531,997	57,649
	Graham Holdings Co. Class B	95,365	56,185
*	Brinker International Inc.	1,137,392	55,789
*	Bloomin' Brands Inc.	2,223,446	55,586
*,1	iRobot Corp.	698,361	54,821
	John Wiley & Sons Inc. Class A	1,048,406	54,737
*,1	Fisker Inc.	3,664,196	53,681
*	Meredith Corp.	959,377	53,437
	Levi Strauss & Co. Class A	2,161,269	52,973
*	Sleep Number Corp.	558,460	52,205
	Rush Enterprises Inc. Class A	1,145,802	51,744
	Jack in the Box Inc.	512,457	49,877
*	Madison Square Garden Entertainment Corp.	675,173	49,065
*	KAR Auction Services Inc.	2,964,511	48,588
*,1	Cinemark Holdings Inc.	2,527,620	48,556
*	ODP Corp.	1,194,469	47,970

		Shares	Market Value ($000)
	PriceSmart Inc.	613,648	47,588
*	Sally Beauty Holdings Inc.	2,811,286	47,370
	Monro Inc.	783,962	45,086
*	Adtalem Global Education Inc.	1,170,230	44,246
*	Urban Outfitters Inc.	1,464,972	43,495
*	Central Garden & Pet Co. Class A	996,287	42,840
*	Knowles Corp.	2,285,631	42,833
*	Bed Bath & Beyond Inc.	2,471,415	42,694
*	Skyline Champion Corp.	670,065	40,244
	Camping World Holdings Inc. Class A	1,019,598	39,632
*	Selectquote Inc.	3,045,156	39,374
	Strategic Education Inc.	552,590	38,958
	Sinclair Broadcast Group Inc. Class A	1,223,340	38,755
*	Laureate Education Inc. Class A	2,279,002	38,720
	Acushnet Holdings Corp.	825,090	38,532
	HNI Corp.	1,039,162	38,158
	Big Lots Inc.	862,791	37,411
*	Dave & Buster's Entertainment Inc.	960,182	36,804
*	Driven Brands Holdings Inc.	1,248,707	36,075
	Oxford Industries Inc.	399,500	36,023
*	Lions Gate Entertainment Corp. Class B	2,760,137	35,882
*,1	Petco Health & Wellness Co. Inc. Class A	1,688,760	35,633
	La-Z-Boy Inc.	1,105,095	35,617
*	Stride Inc.	984,496	35,383
*,1	Figs Inc. Class A	924,486	34,335
*	elf Beauty Inc.	1,161,417	33,739
*	Dine Brands Global Inc.	405,957	32,968
	Sturm Ruger & Co. Inc.	439,901	32,456
	Inter Parfums Inc.	433,817	32,437
*	AMC Networks Inc. Class A	687,331	32,023
	Buckle Inc.	744,284	29,466
*	GoPro Inc. Class A	3,146,655	29,453
*	PowerSchool Holdings Inc. Class A	1,184,555	29,152
*	Tenneco Inc. Class A	2,037,026	29,068
*	G-III Apparel Group Ltd.	1,024,069	28,981
*	Vista Outdoor Inc.	711,492	28,680
	Sonic Automotive Inc. Class A	518,827	27,259
	EW Scripps Co. Class A	1,493,728	26,977
*	Mister Car Wash Inc.	1,475,446	26,927
*	Duolingo Inc. Class A	159,218	26,488
*	Hawaiian Holdings Inc.	1,211,796	26,248
	Matthews International Corp. Class A	748,015	25,949
	Dillard's Inc. Class A	149,666	25,820
	Steelcase Inc. Class A	2,033,335	25,783
*	Cavco Industries Inc.	108,733	25,741
*	RealReal Inc.	1,941,145	25,584
*,1	Canoo Inc.	3,258,329	25,057
*,1	Corsair Gaming Inc.	931,294	24,148
*	WW International Inc.	1,307,448	23,861
*	American Axle & Manufacturing Holdings Inc.	2,700,562	23,792
*	Clear Channel Outdoor Holdings Inc.	8,770,292	23,768
*	Liberty Media Corp.-Liberty Formula One Class A	504,976	23,759
*	Dutch Bros Inc. Class A	533,261	23,101
*	BJ's Restaurants Inc.	550,777	23,000
	Aaron's Co. Inc.	813,558	22,405
	Interface Inc. Class A	1,470,779	22,282
*	Zumiez Inc.	546,027	21,710
*	Designer Brands Inc. Class A	1,545,011	21,522

		Shares	Market Value ($000)
*	Angi Inc. Class A	1,735,129	21,412
*	Lions Gate Entertainment Corp. Class A	1,502,042	21,314
*,1	Lordstown Motors Corp.	2,648,555	21,135
*	Cars.com Inc.	1,630,826	20,630
	Guess? Inc.	970,154	20,383
*	Poshmark Inc. Class A	853,288	20,274
*	ACV Auctions Inc. Class A	1,126,513	20,153
*,1	XL Fleet Corp.	2,784,796	17,154
*	Sun Country Airlines Holdings Inc.	496,926	16,667
	Scholastic Corp.	409,071	14,583
*	Children's Place Inc.	173,072	13,025
*	Frontier Group Holdings Inc.	803,336	12,685
	Smith & Wesson Brands Inc.	593,671	12,325
*	Quotient Technology Inc.	2,114,900	12,309
*,1	Traeger Inc.	582,085	12,183
*	Rush Street Interactive Inc.	624,428	11,995
*	Sciplay Corp. Class A	576,609	11,930
*	Integral Ad Science Holding Corp.	573,240	11,826
*,1	Krispy Kreme Inc.	833,409	11,668
*,1	ThredUp Inc. Class A	534,128	11,585
*	Central Garden & Pet Co.	232,402	11,155
*	Janus International Group Inc.	838,004	10,257
*	Genesco Inc.	177,591	10,252
	Caleres Inc.	452,440	10,053
*	Latham Group Inc.	595,866	9,772
*,1	Cricut Inc. Class A	304,725	8,404
*,1	Weber Inc. Class A	457,908	8,055
	Global Industrial Co.	212,221	8,041
*	El Pollo Loco Holdings Inc.	463,901	7,840
*,1	Dream Finders Homes Inc. Class A	442,401	7,667
	Rush Enterprises Inc. Class B	143,298	6,559
*,1	Vizio Holding Corp. Class A	213,172	4,528
*	Lands' End Inc.	187,692	4,418
*,1	Revlon Inc. Class A	207,528	2,098
*	Instructure Holdings Inc.	19,478	440
*	Torrid Holdings Inc.	13,798	213
*	American Public Education Inc.	109	3
			21,085,000
Consumer Staples (2.9%)
*	Darling Ingredients Inc.	4,033,771	290,028
	Bunge Ltd.	3,351,109	272,512
*	Performance Food Group Co.	3,830,710	177,975
	Casey's General Stores Inc.	923,588	174,050
*	US Foods Holding Corp.	4,984,061	172,748
*	Post Holdings Inc.	1,427,533	157,257
*,1	Beyond Meat Inc.	1,416,893	149,142
*	Freshpet Inc.	1,025,257	146,294
	Ingredion Inc.	1,585,183	141,097
*	Boston Beer Co. Inc. Class A	228,574	116,516
	Flowers Foods Inc.	4,746,760	112,166
*	Herbalife Nutrition Ltd.	2,589,444	109,741
	Molson Coors Beverage Co. Class B	2,247,415	104,235
	Spectrum Brands Holdings Inc.	1,058,803	101,296
	Sanderson Farms Inc.	500,326	94,161
*	Hain Celestial Group Inc.	2,063,460	88,275
*	Celsius Holdings Inc.	926,605	83,478
	Lancaster Colony Corp.	480,362	81,090
	WD-40 Co.	341,286	79,001

		Shares	Market Value ($000)
*	Simply Good Foods Co.	2,146,759	74,042
*	United Natural Foods Inc.	1,400,636	67,819
	Energizer Holdings Inc.	1,704,358	66,555
*	Sprouts Farmers Market Inc.	2,843,560	65,885
*	Hostess Brands Inc. Class A	3,241,880	56,311
*,1	Beauty Health Co.	2,157,497	56,030
*	TreeHouse Foods Inc.	1,388,390	55,369
	J & J Snack Foods Corp.	356,562	54,490
	Medifast Inc.	277,449	53,448
	Nu Skin Enterprises Inc. Class A	1,242,984	50,304
	Edgewell Personal Care Co.	1,350,220	49,013
[1]	B&G Foods Inc.	1,601,704	47,875
*	Grocery Outlet Holding Corp.	2,147,364	46,319
	Coca-Cola Consolidated Inc.	114,750	45,232
	Vector Group Ltd.	3,230,342	41,187
	Reynolds Consumer Products Inc.	1,307,132	35,737
	Cal-Maine Foods Inc.	985,401	35,632
*	Pilgrim's Pride Corp.	1,192,125	34,667
*	Hydrofarm Holdings Group Inc.	818,489	30,980
	National Beverage Corp.	581,985	30,548
*	BellRing Brands Inc. Class A	986,046	30,321
	Fresh Del Monte Produce Inc.	889,952	28,674
	Universal Corp.	584,322	28,240
	Utz Brands Inc.	1,624,827	27,833
*	USANA Health Sciences Inc.	299,057	27,573
	Seaboard Corp.	5,768	23,649
	Andersons Inc.	747,039	23,031
	Weis Markets Inc.	402,777	21,166
	ACCO Brands Corp.	2,269,144	19,492
*	Rite Aid Corp.	1,304,873	18,529
	Tootsie Roll Industries Inc.	349,589	10,638
*,1	AppHarvest Inc.	1,611,981	10,510
*	Duckhorn Portfolio Inc.	427,206	9,779
*	Vital Farms Inc.	454,604	7,987
*,1	Honest Co. Inc.	560,045	5,813
			3,941,740
Energy (4.4%)
	Diamondback Energy Inc.	4,506,176	426,600
	Devon Energy Corp.	8,424,611	299,158
	Targa Resources Corp.	5,690,907	280,050
	Marathon Oil Corp.	19,622,285	268,237
*	First Solar Inc.	2,381,387	227,327
	Ovintiv Inc.	6,498,560	213,673
	Cimarex Energy Co.	2,435,703	212,393
	Coterra Energy Inc.	9,431,224	205,223
	APA Corp.	9,407,649	201,606
	Texas Pacific Land Corp.	154,329	186,639
*	EQT Corp.	7,525,233	153,966
	Chesapeake Energy Corp.	2,445,974	150,648
*	Range Resources Corp.	6,142,552	139,006
*	NOV Inc.	9,727,577	127,529
*	Antero Resources Corp.	6,640,480	124,907
	HollyFrontier Corp.	3,640,190	120,600
	PDC Energy Inc.	2,455,934	116,387
*	ChampionX Corp.	5,023,434	112,324
	DT Midstream Inc.	2,407,739	111,334
	Equitrans Midstream Corp.	10,229,696	103,729
	Matador Resources Co.	2,620,590	99,687

		Shares	Market Value ($000)
*	Southwestern Energy Co.	16,851,485	93,357
	Murphy Oil Corp.	3,652,468	91,202
	Continental Resources Inc.	1,828,270	84,375
*	California Resources Corp.	2,036,763	83,507
*	Denbury Inc.	1,185,040	83,249
	Antero Midstream Corp.	7,727,801	80,524
*,1	ChargePoint Holdings Inc.	3,814,593	76,254
*	Shoals Technologies Group Inc. Class A	2,585,548	72,085
*,1	Stem Inc.	2,932,285	70,052
	Magnolia Oil & Gas Corp. Class A	3,777,016	67,193
	Helmerich & Payne Inc.	2,416,073	66,225
*	Renewable Energy Group Inc.	1,250,286	62,764
	Arcosa Inc.	1,201,381	60,273
*	CNX Resources Corp.	4,611,881	58,202
	New Fortress Energy Inc. Class A	2,057,577	57,098
*	Whiting Petroleum Corp.	973,752	56,877
*	Array Technologies Inc.	3,004,881	55,650
	Cactus Inc. Class A	1,444,082	54,471
*	Transocean Ltd.	13,766,852	52,176
*,1	FuelCell Energy Inc.	7,624,811	51,010
	World Fuel Services Corp.	1,503,369	50,543
*	SunPower Corp.	2,150,784	48,780
	Oasis Petroleum Inc.	470,243	46,752
*	Ameresco Inc. Class A	747,530	43,678
	Patterson-UTI Energy Inc.	4,456,229	40,106
	SM Energy Co.	1,511,459	39,872
*	Arch Resources Inc.	380,040	35,249
*	Delek US Holdings Inc.	1,844,763	33,150
*	Oceaneering International Inc.	2,486,555	33,121
*	Liberty Oilfield Services Inc. Class A	2,669,013	32,375
	Core Laboratories NV	1,155,487	32,065
	Archrock Inc.	3,809,807	31,431
*	PBF Energy Inc. Class A	2,388,099	30,974
	Warrior Met Coal Inc.	1,278,005	29,739
*	Dril-Quip Inc.	884,934	22,283
*	NOW Inc.	2,763,434	21,140
*	ProPetro Holding Corp.	2,192,540	18,965
*	NexTier Oilfield Solutions Inc.	3,458,228	15,908
*	MRC Global Inc.	1,965,407	14,426
*	Helix Energy Solutions Group Inc.	3,560,417	13,814
	CVR Energy Inc.	750,616	12,505
*	RPC Inc.	1,892,894	9,199
*	Denbury Inc. Warrants Exp. 9/18/23	2	—
			5,913,642
Financials (14.6%)
	Signature Bank	1,495,696	407,248
*	Upstart Holdings Inc.	1,258,044	398,095
	Brown & Brown Inc.	5,957,320	330,333
	LPL Financial Holdings Inc.	1,897,301	297,421
	Ares Management Corp. Class A	3,864,977	285,351
	East West Bancorp Inc.	3,531,386	273,824
	Comerica Inc.	3,333,397	268,338
	Western Alliance Bancorp	2,464,328	268,168
	Carlyle Group Inc.	5,293,011	250,254
	Zions Bancorp NA	4,033,815	249,653
	Invesco Ltd.	10,335,186	249,181
	Assurant Inc.	1,464,093	230,961
*	Athene Holding Ltd. Class A	3,344,529	230,338

		Shares	Market Value ($000)
	American Financial Group Inc.	1,793,094	225,625
	First Horizon Corp.	13,672,832	222,730
*,1	SoFi Technologies Inc.	13,844,284	219,847
	AGNC Investment Corp.	13,065,697	206,046
	Reinsurance Group of America Inc.	1,692,563	188,315
	People's United Financial Inc.	10,654,540	186,135
	Commerce Bancshares Inc.	2,617,041	182,355
	Janus Henderson Group plc	4,290,017	177,306
	First American Financial Corp.	2,599,100	174,270
	Voya Financial Inc.	2,823,610	173,341
	Jefferies Financial Group Inc.	4,613,059	171,283
	Pinnacle Financial Partners Inc.	1,799,756	169,321
	Cullen/Frost Bankers Inc.	1,426,353	169,194
	Stifel Financial Corp.	2,477,645	168,381
	Old Republic International Corp.	7,231,773	167,271
	Starwood Property Trust Inc.	6,817,189	166,408
	RenaissanceRe Holdings Ltd.	1,172,576	163,457
	Apollo Global Management Inc.	2,637,774	162,461
	Prosperity Bancshares Inc.	2,198,112	156,352
	First Financial Bankshares Inc.	3,366,528	154,692
	Lincoln National Corp.	2,221,903	152,756
	Morningstar Inc.	589,604	152,725
	Synovus Financial Corp.	3,463,127	151,997
	Primerica Inc.	982,491	150,940
	Affiliated Managers Group Inc.	974,238	147,198
	Popular Inc.	1,868,045	145,091
	Glacier Bancorp Inc.	2,614,650	144,721
	New York Community Bancorp Inc.	11,003,415	141,614
	OneMain Holdings Inc.	2,465,483	136,415
	Valley National Bancorp	10,125,102	134,765
	SLM Corp.	7,610,186	133,939
	PacWest Bancorp	2,917,743	132,232
	Bank OZK	3,068,231	131,873
	SouthState Corp.	1,743,625	130,196
	CIT Group Inc.	2,467,730	128,199
	New Residential Investment Corp.	11,614,265	127,757
	MGIC Investment Corp.	8,448,415	126,388
	Webster Financial Corp.	2,255,486	122,834
	Lazard Ltd. Class A	2,666,640	122,132
	First Citizens BancShares Inc. Class A	142,518	120,167
	Sterling Bancorp	4,797,457	119,745
	United Bankshares Inc.	3,218,628	117,094
	Essent Group Ltd.	2,645,978	116,449
	Houlihan Lokey Inc. Class A	1,261,158	116,153
	Unum Group	4,579,438	114,761
	Wintrust Financial Corp.	1,420,412	114,159
*,1	Credit Acceptance Corp.	195,025	114,148
	Selective Insurance Group Inc.	1,496,983	113,067
	Erie Indemnity Co. Class A	632,474	112,846
	Blackstone Mortgage Trust Inc. Class A	3,714,390	112,620
	Evercore Inc. Class A	838,562	112,091
	Umpqua Holdings Corp.	5,483,731	111,046
	RLI Corp.	1,069,783	107,267
	Radian Group Inc.	4,622,007	105,012
	Hanover Insurance Group Inc.	800,568	103,770
*	Alleghany Corp.	163,997	102,401
	Hancock Whitney Corp.	2,162,986	101,920
	Kemper Corp.	1,505,118	100,527

		Shares	Market Value ($000)
	UMB Financial Corp.	1,023,607	98,993
	Pacific Premier Bancorp Inc.	2,357,828	97,708
	BankUnited Inc.	2,311,542	96,669
*	Open Lending Corp. Class A	2,669,267	96,280
	First Hawaiian Inc.	3,228,395	94,753
	ServisFirst Bancshares Inc.	1,215,139	94,538
	Moelis & Co. Class A	1,517,976	93,917
	SEI Investments Co.	1,579,791	93,682
*	Brighthouse Financial Inc.	2,069,621	93,609
	FNB Corp.	7,965,959	92,564
	Community Bank System Inc.	1,343,577	91,928
	Axis Capital Holdings Ltd.	1,900,810	87,513
	Chimera Investment Corp.	5,882,354	87,353
	Kinsale Capital Group Inc.	539,157	87,182
	Home BancShares Inc.	3,678,176	86,547
	Ameris Bancorp	1,650,454	85,626
	Eastern Bankshares Inc.	4,185,826	84,972
	Investors Bancorp Inc.	5,550,194	83,863
	FirstCash Inc.	956,681	83,710
	Bank of Hawaii Corp.	1,008,292	82,851
	Walker & Dunlop Inc.	713,252	80,954
	Assured Guaranty Ltd.	1,726,965	80,839
	White Mountains Insurance Group Ltd.	73,443	78,555
	Navient Corp.	3,968,890	78,306
	Associated Banc-Corp	3,619,660	77,533
	Cathay General Bancorp	1,852,458	76,673
	BancorpSouth Bank	2,570,250	76,542
	Simmons First National Corp. Class A	2,561,655	75,723
*	Texas Capital Bancshares Inc.	1,259,644	75,604
	CNO Financial Group Inc.	3,184,714	74,968
	Artisan Partners Asset Management Inc. Class A	1,532,352	74,963
	Federated Hermes Inc. Class B	2,305,550	74,930
*,1	Marathon Digital Holdings Inc.	2,354,718	74,362
	Columbia Banking System Inc.	1,956,715	74,336
	Virtu Financial Inc. Class A	2,924,675	71,450
	United Community Banks Inc.	2,158,442	70,840
	Old National Bancorp	4,132,796	70,051
*	Trupanion Inc.	901,272	70,002
	First Bancorp	5,192,467	68,281
	Atlantic Union Bankshares Corp.	1,821,157	67,110
	Flagstar Bancorp Inc.	1,315,577	66,805
	Goosehead Insurance Inc. Class A	434,775	66,212
*	LendingClub Corp.	2,333,566	65,900
	CVB Financial Corp.	3,212,676	65,442
	Hamilton Lane Inc. Class A	767,242	65,077
	Independent Bank Group Inc.	913,889	64,923
	Cadence Bancorp Class A	2,951,567	64,816
*	Axos Financial Inc.	1,253,721	64,617
*	Enstar Group Ltd.	271,549	63,741
	Santander Consumer USA Holdings Inc.	1,523,411	63,526
	American National Group Inc.	334,763	63,280
[1]	Blue Owl Capital Inc.	3,981,453	61,951
	Fulton Financial Corp.	4,051,557	61,908
*,1	Lemonade Inc.	920,149	61,659
	BOK Financial Corp.	687,847	61,597
	American Equity Investment Life Holding Co.	2,073,215	61,305
	WSFS Financial Corp.	1,178,739	60,481
	Independent Bank Corp.	778,371	59,273

		Shares	Market Value ($000)
	International Bancshares Corp.	1,418,497	59,066
	Piper Sandler Cos.	426,526	59,057
*	Cannae Holdings Inc.	1,882,197	58,555
	Washington Federal Inc.	1,693,571	58,106
	First Merchants Corp.	1,350,720	56,514
	Virtus Investment Partners Inc.	180,703	56,076
*	Ryan Specialty Group Holdings Inc. Class A	1,641,522	55,598
*	Focus Financial Partners Inc. Class A	1,043,451	54,646
	First Midwest Bancorp Inc.	2,835,632	53,905
	First Financial Bancorp	2,266,921	53,069
	WesBanco Inc.	1,547,453	52,737
*,1	Riot Blockchain Inc.	2,031,161	52,201
	Apollo Commercial Real Estate Finance Inc.	3,470,180	51,463
	Towne Bank	1,617,552	50,322
	Cohen & Steers Inc.	598,454	50,132
	MFA Financial Inc.	10,961,093	50,092
	Hilltop Holdings Inc.	1,514,476	49,478
	Two Harbors Investment Corp.	7,800,285	49,454
	Renasant Corp.	1,326,921	47,836
	PennyMac Mortgage Investment Trust	2,426,479	47,777
*	Genworth Financial Inc. Class A	12,629,137	47,359
	PennyMac Financial Services Inc.	773,187	47,265
*	PRA Group Inc.	1,081,375	45,569
	Eagle Bancorp Inc.	790,247	45,439
	Trustmark Corp.	1,400,638	45,129
	Banner Corp.	816,250	45,065
	Great Western Bancorp Inc.	1,372,568	44,938
	Park National Corp.	362,524	44,210
	BGC Partners Inc. Class A	8,456,268	44,057
	Argo Group International Holdings Ltd.	819,227	42,780
	StepStone Group Inc. Class A	1,002,949	42,766
[1]	iStar Inc.	1,695,702	42,528
	Hope Bancorp Inc.	2,887,828	41,700
	Horace Mann Educators Corp.	1,023,140	40,711
	Provident Financial Services Inc.	1,733,449	40,684
	First Interstate BancSystem Inc. Class A	988,407	39,793
*	Mr Cooper Group Inc.	965,474	39,749
*	LendingTree Inc.	282,078	39,443
	Northwest Bancshares Inc.	2,965,261	39,379
	Mercury General Corp.	690,043	38,415
	Capitol Federal Financial Inc.	3,297,748	37,891
	NBT Bancorp Inc.	1,009,936	36,479
	Redwood Trust Inc.	2,815,633	36,294
	Westamerica Bancorp	639,100	35,956
*	Encore Capital Group Inc.	715,626	35,259
*	Silvergate Capital Corp. Class A	297,131	34,319
	OFG Bancorp	1,287,468	32,470
	ProAssurance Corp.	1,345,564	31,998
	Ladder Capital Corp.	2,836,657	31,345
	Broadmark Realty Capital Inc.	3,143,036	30,990
	First Commonwealth Financial Corp.	2,264,387	30,864
	Nelnet Inc. Class A	378,346	29,980
	National Bank Holdings Corp. Class A	731,195	29,599
	Berkshire Hills Bancorp Inc.	1,095,961	29,569
	Brookline Bancorp Inc.	1,862,392	28,420
	Safety Insurance Group Inc.	356,792	28,276
	City Holding Co.	359,839	28,035
	S&T Bancorp Inc.	925,529	27,275

		Shares	Market Value ($000)
	TFS Financial Corp.	1,398,735	26,660
	Employers Holdings Inc.	656,810	25,937
	Tompkins Financial Corp.	306,634	24,810
	BancFirst Corp.	407,239	24,483
*	Palomar Holdings Inc.	299,109	24,177
	Heartland Financial USA Inc.	475,584	22,866
*,1	Invesco Mortgage Capital Inc.	7,211,670	22,717
	Kearny Financial Corp.	1,815,596	22,568
	State Auto Financial Corp.	441,035	22,471
	ARMOUR Residential REIT Inc.	2,039,802	21,989
	PJT Partners Inc. Class A	273,832	21,663
	BrightSpire Capital Inc. Class A	2,269,468	21,310
*	World Acceptance Corp.	109,449	20,749
*	SiriusPoint Ltd.	2,228,705	20,638
*	BRP Group Inc. Class A	619,375	20,619
	KKR Real Estate Finance Trust Inc.	976,714	20,609
*	Clearwater Analytics Holdings Inc. Class A	748,461	19,168
	TPG RE Finance Trust Inc.	1,543,042	19,103
*	Oscar Health Inc. Class A	1,075,184	18,697
	Northfield Bancorp Inc.	1,084,219	18,605
*	Blucora Inc.	1,149,666	17,923
	WisdomTree Investments Inc.	3,047,462	17,279
	Central Pacific Financial Corp.	671,496	17,244
*	Columbia Financial Inc.	920,259	17,025
*	Ambac Financial Group Inc.	1,153,287	16,515
	Capstead Mortgage Corp.	2,289,091	15,314
	United Fire Group Inc.	614,094	14,186
*	eHealth Inc.	308,401	12,490
*,1	Root Inc. Class A	2,274,288	11,985
*,1	Romeo Power Inc.	2,349,586	11,630
*	AssetMark Financial Holdings Inc.	460,038	11,441
[1]	GCM Grosvenor Inc. Class A	889,274	10,244
	National Western Life Group Inc. Class A	46,674	9,829
*	GoHealth Inc. Class A	1,855,920	9,335
	Granite Point Mortgage Trust Inc.	684,803	9,019
*,1	MetroMile Inc.	2,195,563	7,794
	loanDepot Inc. Class A	408,041	2,762
	Associated Capital Group Inc. Class A	48,440	1,812
*,2	First Eagle Private Credit LLC CVR	651,238	60
*,2	Frontier Financial Corp.	1	—
			19,673,571
Health Care (13.4%)
	Bio-Techne Corp.	972,531	471,259
*	Molina Healthcare Inc.	1,453,429	394,330
*	Novavax Inc.	1,853,750	384,301
*	Repligen Corp.	1,299,808	375,632
*	Masimo Corp.	1,233,150	333,826
*	Guardant Health Inc.	2,395,055	299,406
*	Charles River Laboratories International Inc.	627,083	258,778
*	Avantor Inc.	6,180,405	252,779
	Hill-Rom Holdings Inc.	1,637,974	245,696
	PerkinElmer Inc.	1,395,085	241,754
*	Acceleron Pharma Inc.	1,364,133	234,767
*	Natera Inc.	2,100,650	234,096
*	Penumbra Inc.	864,897	230,495
*	Neurocrine Biosciences Inc.	2,355,578	225,923
*	Syneos Health Inc.	2,575,263	225,284
*	Intellia Therapeutics Inc.	1,646,045	220,817

		Shares	Market Value ($000)
	Organon & Co.	6,310,166	206,910
*	Mirati Therapeutics Inc.	1,156,338	204,568
	Bruker Corp.	2,442,898	190,790
*	Jazz Pharmaceuticals plc	1,445,917	188,273
*	Tandem Diabetes Care Inc.	1,568,607	187,260
	Encompass Health Corp.	2,476,409	185,830
*	United Therapeutics Corp.	997,291	184,080
	Chemed Corp.	391,512	182,100
*	Tenet Healthcare Corp.	2,664,393	177,022
*	Sarepta Therapeutics Inc.	1,887,809	174,585
*	Shockwave Medical Inc.	831,097	171,106
*	Envista Holdings Corp.	4,012,844	167,777
*	Exelixis Inc.	7,841,056	165,760
*	Omnicell Inc.	1,082,038	160,607
	Perrigo Co. plc	3,328,231	157,525
*	Arrowhead Pharmaceuticals Inc.	2,465,068	153,894
*	STAAR Surgical Co.	1,179,618	151,616
*	Inspire Medical Systems Inc.	644,771	150,154
*	Blueprint Medicines Corp.	1,457,822	149,879
*	Globus Medical Inc. Class A	1,948,907	149,325
*	Invitae Corp.	5,138,581	146,090
*	Ultragenyx Pharmaceutical Inc.	1,603,903	144,656
*	Halozyme Therapeutics Inc.	3,542,337	144,102
*	Acadia Healthcare Co. Inc.	2,236,507	142,644
*	NeoGenomics Inc.	2,903,709	140,075
*	Medpace Holdings Inc.	713,193	134,993
*	HealthEquity Inc.	2,075,399	134,403
*	Maravai LifeSciences Holdings Inc. Class A	2,703,724	132,699
*	Novocure Ltd.	1,096,288	127,356
*	Quidel Corp.	880,749	124,318
*	Alkermes plc	4,015,745	123,846
*	Integra LifeSciences Holdings Corp.	1,789,127	122,519
*	Bridgebio Pharma Inc.	2,609,217	122,294
*	Amedisys Inc.	812,090	121,083
*	Pacific Biosciences of California Inc.	4,704,874	120,210
*	Fate Therapeutics Inc.	2,013,626	119,348
*	Twist Bioscience Corp.	1,104,039	118,099
*	LHC Group Inc.	748,754	117,487
*	ICU Medical Inc.	501,497	117,039
*	Neogen Corp.	2,675,592	116,201
	Premier Inc. Class A	2,903,877	112,554
*	Beam Therapeutics Inc.	1,238,520	107,764
*	Adaptive Biotechnologies Corp.	3,153,012	107,171
*	Denali Therapeutics Inc.	2,119,212	106,914
*	TG Therapeutics Inc.	3,199,363	106,475
*	Ionis Pharmaceuticals Inc.	2,985,938	100,148
*	Allakos Inc.	940,910	99,614
*,1	Doximity Inc. Class A	1,215,864	98,120
	Ensign Group Inc.	1,303,988	97,656
	Select Medical Holdings Corp.	2,678,498	96,881
*	Nevro Corp.	824,279	95,930
*	Merit Medical Systems Inc.	1,330,758	95,548
	CONMED Corp.	725,881	94,967
*	Progyny Inc.	1,668,651	93,444
*	Arena Pharmaceuticals Inc.	1,521,329	90,595
*	Haemonetics Corp.	1,269,749	89,632
*	Option Care Health Inc.	3,581,549	86,888
*	Vir Biotechnology Inc.	1,949,366	84,836

		Shares	Market Value ($000)
*	CareDx Inc.	1,309,732	82,998
*	Nektar Therapeutics	4,572,100	82,115
*	Veracyte Inc.	1,763,395	81,910
*	Iovance Biotherapeutics Inc.	3,279,527	80,873
*	Arvinas Inc.	979,589	80,503
*	Insmed Inc.	2,871,110	79,070
*	Certara Inc.	2,349,052	77,754
*	NuVasive Inc.	1,286,116	76,974
*	R1 RCM Inc.	3,470,178	76,379
*	AtriCure Inc.	1,085,654	75,507
*	Inovalon Holdings Inc. Class A	1,850,682	74,564
*	Kodiak Sciences Inc.	768,316	73,743
*	Integer Holdings Corp.	821,498	73,393
*	Prestige Consumer Healthcare Inc.	1,247,397	69,991
*	Editas Medicine Inc.	1,698,334	69,768
*	Intra-Cellular Therapies Inc.	1,819,239	67,821
*	Agios Pharmaceuticals Inc.	1,467,162	67,710
*	Karuna Therapeutics Inc.	552,053	67,533
*	Reata Pharmaceuticals Inc. Class A	665,381	66,944
	Patterson Cos. Inc.	2,173,932	65,522
*	PTC Therapeutics Inc.	1,758,721	65,442
*	Turning Point Therapeutics Inc.	983,207	65,314
*	Sotera Health Co.	2,465,524	64,473
*	Amicus Therapeutics Inc.	6,631,626	63,332
*	Pacira BioSciences Inc.	1,106,572	61,968
*	Inari Medical Inc.	744,650	60,391
*	Evolent Health Inc. Class A	1,946,930	60,355
*	Emergent BioSolutions Inc.	1,203,123	60,240
*	Myriad Genetics Inc.	1,844,067	59,545
*	Sage Therapeutics Inc.	1,318,868	58,439
*	MEDNAX Inc.	2,042,695	58,074
*	Apellis Pharmaceuticals Inc.	1,732,210	57,094
*	Zentalis Pharmaceuticals Inc.	840,605	56,018
	Owens & Minor Inc.	1,786,550	55,901
*	Magellan Health Inc.	588,605	55,653
*	Accolade Inc.	1,315,602	55,479
*	Ligand Pharmaceuticals Inc.	394,434	54,953
*	Outset Medical Inc.	1,096,494	54,211
*	Ortho Clinical Diagnostics Holdings plc	2,922,430	54,006
*	Health Catalyst Inc.	1,075,842	53,803
*	Glaukos Corp.	1,102,398	53,103
*	1Life Healthcare Inc.	2,572,072	52,084
*	Corcept Therapeutics Inc.	2,601,688	51,201
*	SpringWorks Therapeutics Inc.	795,751	50,482
*	Atea Pharmaceuticals Inc.	1,439,882	50,482
*	ACADIA Pharmaceuticals Inc.	2,992,602	49,707
*	REVOLUTION Medicines Inc.	1,742,284	47,930
*	Sana Biotechnology Inc.	2,101,218	47,319
*	Xencor Inc.	1,441,710	47,086
*,1	Multiplan Corp.	8,316,361	46,821
	Healthcare Services Group Inc.	1,851,416	46,267
*	Allogene Therapeutics Inc.	1,766,362	45,395
*	CorVel Corp.	243,366	45,320
*	Ironwood Pharmaceuticals Inc. Class A	3,449,737	45,054
*	Kymera Therapeutics Inc.	761,196	44,713
*	Cano Health Inc.	3,452,775	43,781
*	Silk Road Medical Inc.	775,251	42,662
*	AdaptHealth Corp. Class A	1,789,033	41,667

		Shares	Market Value ($000)
*	Apollo Medical Holdings Inc.	448,391	40,826
*	iRhythm Technologies Inc.	695,810	40,747
*	Relay Therapeutics Inc.	1,269,194	40,018
*	Global Blood Therapeutics Inc.	1,556,442	39,658
*	American Well Corp. Class A	4,194,160	38,209
*	REGENXBIO Inc.	901,518	37,792
*	Cerevel Therapeutics Holdings Inc.	1,260,463	37,184
*	Avanos Medical Inc.	1,190,776	37,152
*,1	Butterfly Network Inc.	3,542,606	36,985
*,1	Clover Health Investments Corp.	4,983,388	36,827
*,1	Seer Inc. Class A	1,061,500	36,654
*	Harmony Biosciences Holdings Inc.	923,009	35,379
*	Phreesia Inc.	566,890	34,977
*,1	Nuvation Bio Inc.	3,518,837	34,977
*	Surgery Partners Inc.	818,842	34,670
*	Deciphera Pharmaceuticals Inc.	1,011,400	34,367
*,1	OPKO Health Inc.	9,346,617	34,115
*	Supernus Pharmaceuticals Inc.	1,254,486	33,457
*	ALX Oncology Holdings Inc.	452,964	33,456
*	Bluebird Bio Inc.	1,682,473	32,152
*	Privia Health Group Inc.	1,318,683	31,068
*	Axonics Inc.	459,915	29,936
*	Alector Inc.	1,307,219	29,831
*	Brookdale Senior Living Inc.	4,608,760	29,035
*	Varex Imaging Corp.	978,973	27,607
*	NanoString Technologies Inc.	565,996	27,173
*	Heron Therapeutics Inc.	2,533,433	27,082
*	Innoviva Inc.	1,559,260	26,055
*	Inogen Inc.	564,416	24,321
*	Tivity Health Inc.	1,050,687	24,229
*	Hims & Hers Health Inc.	3,158,193	23,813
*,1	Adagio Therapeutics Inc.	555,053	23,445
*,1	Axsome Therapeutics Inc.	704,395	23,217
*	Generation Bio Co.	921,930	23,113
*	Madrigal Pharmaceuticals Inc.	289,386	23,090
*	Pulmonx Corp.	639,946	23,025
*	Berkeley Lights Inc.	1,172,795	22,940
*	ChemoCentryx Inc.	1,307,744	22,362
*	PMV Pharmaceuticals Inc.	735,025	21,904
*	Olema Pharmaceuticals Inc.	787,088	21,692
	National HealthCare Corp.	308,096	21,561
*	Vaxcyte Inc.	842,011	21,362
*	FibroGen Inc.	2,079,952	21,257
*	Meridian Bioscience Inc.	1,082,300	20,823
*	Kronos Bio Inc.	913,498	19,147
*	Gossamer Bio Inc.	1,514,146	19,033
*,1	ImmunityBio Inc.	1,949,295	18,986
*	NextGen Healthcare Inc.	1,345,892	18,977
*	Definitive Healthcare Corp. Class A	436,751	18,706
*,1	Recursion Pharmaceuticals Inc. Class A	792,625	18,238
*	Allovir Inc.	727,547	18,232
*	HealthStream Inc.	632,296	18,071
*	Atara Biotherapeutics Inc.	1,002,619	17,947
*	Endo International plc	5,527,397	17,909
*	Pennant Group Inc.	636,863	17,889
*	Orthofix Medical Inc.	466,548	17,785
*	BioAtla Inc.	602,791	17,746
*	Forma Therapeutics Holdings Inc.	762,905	17,692

		Shares	Market Value ($000)
*,1	Verve Therapeutics Inc.	358,895	16,868
*	Rocket Pharmaceuticals Inc.	555,331	16,599
*	Praxis Precision Medicines Inc.	889,456	16,446
*	Phathom Pharmaceuticals Inc.	503,558	16,164
*	Amneal Pharmaceuticals Inc.	2,978,863	15,907
*	Agiliti Inc.	812,419	15,468
*,1	SmileDirectClub Inc. Class A	2,799,140	14,891
*,1	Cullinan Oncology Inc.	649,485	14,659
*	Radius Health Inc.	1,172,890	14,556
*	Aerie Pharmaceuticals Inc.	1,181,499	13,469
*,1	LifeStance Health Group Inc.	927,115	13,443
*	Sangamo Therapeutics Inc.	1,454,896	13,109
*	AnaptysBio Inc.	480,851	13,041
*	Stoke Therapeutics Inc.	506,233	12,879
*,1	Erasca Inc.	602,053	12,776
*	Kinnate Biopharma Inc.	538,806	12,403
*	Treace Medical Concepts Inc.	458,523	12,334
*	Precigen Inc.	2,312,616	11,540
*	Alignment Healthcare Inc.	703,865	11,248
	Phibro Animal Health Corp. Class A	507,408	10,930
*	Theravance Biopharma Inc.	1,466,431	10,852
*	Natus Medical Inc.	427,776	10,729
*	Zogenix Inc.	695,847	10,570
*	Epizyme Inc.	2,026,927	10,378
*	Rubius Therapeutics Inc.	561,278	10,036
*,1	Prelude Therapeutics Inc.	311,472	9,733
*	Aveanna Healthcare Holdings Inc.	1,157,380	9,282
*	Nkarta Inc.	328,760	9,143
*,1	Lyell Immunopharma Inc.	602,622	8,919
*,1	Instil Bio Inc.	482,935	8,632
*	Immunovant Inc.	992,382	8,624
*	Kiniksa Pharmaceuticals Ltd. Class A	695,828	7,925
*,1	Signify Health Inc. Class A	417,342	7,458
*	Cytek Biosciences Inc.	332,607	7,121
*,1	Clovis Oncology Inc.	1,491,843	6,654
*,1	Monte Rosa Therapeutics Inc.	287,923	6,415
*	NGM Biopharmaceuticals Inc.	287,688	6,047
*	PROCEPT BioRobotics Corp.	158,304	6,039
*,1	Vor BioPharma Inc.	365,856	5,737
*,1	G1 Therapeutics Inc.	423,498	5,683
*,1	Day One Biopharmaceuticals Inc.	231,716	5,499
*,1	Intercept Pharmaceuticals Inc.	325,327	4,831
*	Nuvalent Inc. Class A	205,553	4,635
*,1	Silverback Therapeutics Inc.	432,488	4,316
*	Design Therapeutics Inc.	269,560	3,960
*	Eargo Inc.	536,046	3,608
*	Innovage Holding Corp.	500,267	3,307
*	Singular Genomics Systems Inc.	268,414	3,004
*,1	Absci Corp.	228,619	2,659
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/24	1,792,706	1,578
*	Bright Health Group Inc.	164,948	1,346
*	Warby Parker Inc. Class A	13,585	721
*,1	Cue Health Inc.	34,129	403
*	Esperion Therapeutics Inc.	167	2
*	Spectrum Pharmaceuticals Inc.	943	2
*	ZIOPHARM Oncology Inc.	1,197	2
*	Black Diamond Therapeutics Inc.	140	1

		Shares	Market Value ($000)
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	—
*,2	Wright Medical Group NV	3,767	—
			18,000,122
Industrials (18.3%)
	Quanta Services Inc.	3,463,630	394,230
	IDEX Corp.	1,891,446	391,435
*	Bill.com Holdings Inc.	1,196,305	319,354
	Nordson Corp.	1,302,080	310,090
	Pentair plc	4,127,917	299,811
	Howmet Aerospace Inc.	9,606,997	299,738
	Graco Inc.	4,224,549	295,592
	Allegion plc	2,232,378	295,076
*	Trex Co. Inc.	2,870,677	292,608
*	Axon Enterprise Inc.	1,634,543	286,078
*	Fair Isaac Corp.	671,123	267,060
	Booz Allen Hamilton Holding Corp. Class A	3,364,679	266,987
*	Builders FirstSource Inc.	5,156,911	266,819
*	Paylocity Holding Corp.	951,223	266,723
	Robert Half International Inc.	2,647,658	265,640
	Toro Co.	2,664,617	259,560
	Carlisle Cos. Inc.	1,297,401	257,910
	RPM International Inc.	3,229,991	250,809
	Lennox International Inc.	832,547	244,910
*	Middleby Corp.	1,384,388	236,052
*	AECOM	3,586,359	226,479
*	GXO Logistics Inc.	2,852,997	223,789
	Genpact Ltd.	4,672,198	221,976
	Owens Corning	2,566,835	219,464
	Watsco Inc.	820,592	217,145
*	Sensata Technologies Holding plc	3,941,238	215,665
	MKS Instruments Inc.	1,379,994	208,255
*	Berry Global Group Inc.	3,367,654	205,023
	Sealed Air Corp.	3,731,185	204,432
	A O Smith Corp.	3,315,450	202,475
	Tetra Tech Inc.	1,345,948	201,004
*	WEX Inc.	1,114,849	196,369
	AptarGroup Inc.	1,641,946	195,966
	Huntington Ingalls Industries Inc.	999,233	192,912
	Lincoln Electric Holdings Inc.	1,478,302	190,390
	Knight-Swift Transportation Holdings Inc. Class A	3,717,609	190,156
*	Rexnord Corp.	2,864,056	184,130
	ITT Inc.	2,143,131	183,966
	AGCO Corp.	1,500,878	183,903
	Brunswick Corp.	1,929,221	183,797
	Donaldson Co. Inc.	3,125,893	179,458
	Oshkosh Corp.	1,708,228	174,871
*	Chart Industries Inc.	905,318	173,015
	Woodward Inc.	1,503,714	170,220
*	TopBuild Corp.	819,704	167,884
*	WillScot Mobile Mini Holdings Corp.	5,292,400	167,875
	Cognex Corp.	2,088,899	167,571
	Littelfuse Inc.	612,712	167,436
*	Axalta Coating Systems Ltd.	5,727,586	167,188
*	Colfax Corp.	3,638,691	167,016
*	Euronet Worldwide Inc.	1,248,943	158,965
*	Saia Inc.	655,421	156,010
	EMCOR Group Inc.	1,339,134	154,509
	Acuity Brands Inc.	888,695	154,073

		Shares	Market Value ($000)
*	Coherent Inc.	610,599	152,705
	Regal Beloit Corp.	1,012,934	152,284
	Jack Henry & Associates Inc.	921,140	151,122
	Landstar System Inc.	952,537	150,329
	MDU Resources Group Inc.	5,038,606	149,495
	Exponent Inc.	1,295,969	146,639
	ManpowerGroup Inc.	1,350,147	146,194
	Sonoco Products Co.	2,448,630	145,889
	Graphic Packaging Holding Co.	7,643,468	145,532
	Louisiana-Pacific Corp.	2,370,196	145,459
*	WESCO International Inc.	1,253,635	144,569
*	ASGN Inc.	1,250,961	141,534
	Vontier Corp.	4,204,276	141,264
	Eagle Materials Inc.	1,042,327	136,712
	nVent Electric plc	4,184,464	135,284
	MSA Safety Inc.	926,938	135,055
*	AMN Healthcare Services Inc.	1,176,332	134,984
	Advanced Drainage Systems Inc.	1,229,376	132,982
	Curtiss-Wright Corp.	1,017,756	128,420
	BWX Technologies Inc.	2,369,524	127,623
	Maximus Inc.	1,530,133	127,307
	Hubbell Inc. Class B	676,303	122,188
*	Mohawk Industries Inc.	687,160	121,902
*	MasTec Inc.	1,387,605	119,723
	Alliance Data Systems Corp.	1,176,367	118,684
	Valmont Industries Inc.	501,999	118,030
	Crane Co.	1,240,597	117,621
	Spirit AeroSystems Holdings Inc. Class A	2,623,952	115,952
	Simpson Manufacturing Co. Inc.	1,081,590	115,698
	Watts Water Technologies Inc. Class A	686,285	115,358
*	FTI Consulting Inc.	853,626	114,983
*,1	Virgin Galactic Holdings Inc.	4,481,867	113,391
	Armstrong World Industries Inc.	1,184,713	113,105
	Flowserve Corp.	3,242,475	112,417
	John Bean Technologies Corp.	790,761	111,141
	Air Lease Corp. Class A	2,699,115	106,183
	Ryder System Inc.	1,271,627	105,176
*,1	TuSimple Holdings Inc. Class A	2,762,775	102,582
*	Herc Holdings Inc.	627,019	102,493
	Insperity Inc.	912,431	101,043
	Korn Ferry	1,385,481	100,253
*	Atkore Inc.	1,147,283	99,722
*	AZEK Co. Inc. Class A	2,697,708	98,547
*	ExlService Holdings Inc.	784,560	96,595
*	XPO Logistics Inc.	1,212,156	96,463
*	Summit Materials Inc. Class A	2,936,624	93,884
*	TriNet Group Inc.	984,341	93,099
	Allison Transmission Holdings Inc.	2,632,596	92,983
*,3	API Group Corp.	4,552,214	92,638
*	Shift4 Payments Inc. Class A	1,175,530	91,127
*	ACI Worldwide Inc.	2,924,343	89,865
	Altra Industrial Motion Corp.	1,614,704	89,374
	MSC Industrial Direct Co. Inc. Class A	1,111,827	89,157
*	Resideo Technologies Inc.	3,587,852	88,943
	Matson Inc.	1,081,520	87,289
	Triton International Ltd.	1,677,191	87,281
	Applied Industrial Technologies Inc.	959,022	86,437
*	Itron Inc.	1,125,858	85,149

		Shares	Market Value ($000)
	HB Fuller Co.	1,305,008	84,251
	Aerojet Rocketdyne Holdings Inc.	1,897,689	82,644
	EVERTEC Inc.	1,791,783	81,920
	UniFirst Corp.	379,712	80,734
	GATX Corp.	884,296	79,198
	Silgan Holdings Inc.	2,061,754	79,089
	EnerSys	1,058,480	78,793
	Franklin Electric Co. Inc.	983,325	78,518
	Brink's Co.	1,239,628	78,468
	SPX FLOW Inc.	1,036,362	75,758
	Macquarie Infrastructure Holdings LLC	1,859,325	75,414
	ABM Industries Inc.	1,670,806	75,203
*	Vicor Corp.	555,084	74,470
*	Welbilt Inc.	3,184,119	73,999
	Badger Meter Inc.	726,017	73,429
*	Kirby Corp.	1,496,408	71,768
	Kennametal Inc.	2,081,831	71,261
*	Alight Inc. Class A	6,116,876	70,222
	Hillenbrand Inc.	1,637,140	69,824
	Terex Corp.	1,650,633	69,492
*	Kratos Defense & Security Solutions Inc.	3,084,918	68,825
	AAON Inc.	1,044,657	68,258
*	Beacon Roofing Supply Inc.	1,394,603	66,606
*	Mercury Systems Inc.	1,398,684	66,326
	Belden Inc.	1,115,847	65,009
*	Green Dot Corp. Class A	1,291,328	64,993
	Werner Enterprises Inc.	1,439,427	63,723
*	Masonite International Corp.	599,333	63,607
	Installed Building Products Inc.	591,472	63,376
*	JELD-WEN Holding Inc.	2,467,434	61,760
*,1	Bloom Energy Corp. Class A	3,266,007	61,140
	Comfort Systems USA Inc.	856,209	61,065
	Mueller Water Products Inc. Class A	3,944,829	60,040
	Helios Technologies Inc.	724,704	59,505
*	Atlas Air Worldwide Holdings Inc.	721,994	58,972
	Albany International Corp. Class A	765,726	58,861
	Brady Corp. Class A	1,144,969	58,050
	Otter Tail Corp.	1,033,686	57,855
*	SPX Corp.	1,072,268	57,313
	Trinity Industries Inc.	2,100,666	57,075
*	Fluor Corp.	3,523,688	56,273
	Forward Air Corp.	675,424	56,074
*	O-I Glass Inc.	3,913,221	55,842
	Moog Inc. Class A	727,086	55,426
*	Verra Mobility Corp. Class A	3,637,147	54,812
*	Hub Group Inc. Class A	795,825	54,713
*,1	Nikola Corp.	4,955,273	52,873
*	Allegheny Technologies Inc.	3,161,019	52,568
*	Dycom Industries Inc.	727,971	51,861
	ManTech International Corp. Class A	682,127	51,787
*	Raven Industries Inc.	894,787	51,549
*	AeroVironment Inc.	586,405	50,618
	Barnes Group Inc.	1,198,177	50,000
	ArcBest Corp.	604,714	49,447
	Maxar Technologies Inc.	1,712,933	48,510
	ESCO Technologies Inc.	615,189	47,370
	Encore Wire Corp.	487,248	46,206
*	Proto Labs Inc.	690,468	45,985

		Shares	Market Value ($000)
	Granite Construction Inc.	1,130,826	44,724
*	GMS Inc.	1,020,476	44,697
	EnPro Industries Inc.	511,435	44,556
	TTEC Holdings Inc.	468,270	43,797
	McGrath RentCorp	601,664	43,290
*	Ferro Corp.	2,047,995	41,656
*	Gates Industrial Corp. plc	2,541,938	41,357
	Lindsay Corp.	270,167	41,009
	Greif Inc. Class A	633,022	40,893
	Deluxe Corp.	1,059,899	38,040
*	Air Transport Services Group Inc.	1,471,600	37,982
*	OSI Systems Inc.	400,504	37,968
*	Meritor Inc.	1,749,224	37,276
*	TriMas Corp.	1,060,416	34,315
*,1	Danimer Scientific Inc.	2,063,219	33,713
	Greenbrier Cos. Inc.	766,018	32,931
	Tennant Co.	442,314	32,709
*	Cimpress plc	374,205	32,492
	AZZ Inc.	594,011	31,601
*	ZipRecruiter Inc. Class A	1,137,973	31,408
	Griffon Corp.	1,266,575	31,158
	Primoris Services Corp.	1,269,925	31,100
	Enerpac Tool Group Corp. Class A	1,497,439	31,042
	ADT Inc.	3,823,073	30,929
	Pitney Bowes Inc.	4,170,247	30,067
*	FARO Technologies Inc.	452,666	29,790
	Schneider National Inc. Class B	1,297,356	29,502
	Astec Industries Inc.	537,682	28,933
*	Huron Consulting Group Inc.	554,319	28,825
	Kforce Inc.	479,005	28,568
	Standex International Corp.	288,592	28,545
*	Gibraltar Industries Inc.	405,647	28,253
*,1	Desktop Metal Inc. Class A	3,903,113	27,985
*	Evo Payments Inc. Class A	1,176,252	27,854
*	AAR Corp.	839,861	27,237
*	CoreCivic Inc.	2,989,530	26,607
	H&E Equipment Services Inc.	766,132	26,592
*	BTRS Holdings Inc.	2,477,206	26,357
*	Conduent Inc.	3,983,381	26,250
*	Core & Main Inc. Class A	998,219	26,163
*,1	Latch Inc.	2,288,628	25,793
*	Hayward Holdings Inc.	1,154,070	25,666
*,1	Hyliion Holdings Corp.	3,020,620	25,373
*	TaskUS Inc. Class A	378,759	25,138
	Kaman Corp.	694,722	24,781
*	TrueBlue Inc.	883,643	23,929
*,1	PureCycle Technologies Inc.	1,755,718	23,316
	Apogee Enterprises Inc.	604,384	22,822
*	GreenSky Inc. Class A	1,761,625	19,695
	Heartland Express Inc.	1,198,953	19,207
*	BrightView Holdings Inc.	1,298,376	19,164
	Gorman-Rupp Co.	524,361	18,777
	Quanex Building Products Corp.	840,075	17,986
	Wabash National Corp.	1,171,583	17,726
*	Advantage Solutions Inc.	1,983,545	17,158
*	CS Disco Inc.	356,339	17,083
*	CIRCOR International Inc.	506,389	16,716
	Kelly Services Inc. Class A	857,323	16,186

		Shares	Market Value ($000)
*	Payoneer Global Inc.	1,852,615	15,840
*	First Advantage Corp.	762,116	14,518
*	Thermon Group Holdings Inc.	833,395	14,426
*,1	Velodyne Lidar Inc.	2,435,135	14,416
*	Triumph Group Inc.	765,055	14,253
*	Forrester Research Inc.	287,329	14,154
*	Hillman Solutions Corp.	1,168,739	13,943
	REV Group Inc.	806,522	13,840
*	American Woodmark Corp.	207,231	13,547
*	Tutor Perini Corp.	1,014,363	13,166
*,1	View Inc.	2,419,881	13,116
	Hyster-Yale Materials Handling Inc.	258,490	12,992
	Pactiv Evergreen Inc.	884,391	11,073
	National Presto Industries Inc.	132,479	10,874
*	Flywire Corp.	239,574	10,503
	International Seaways Inc.	564,379	10,283
	Greif Inc. Class B	156,517	10,142
*	Vivint Smart Home Inc.	1,033,957	9,771
*	Sterling Check Corp.	344,705	8,949
	Kronos Worldwide Inc.	581,193	7,213
*	Paymentus Holdings Inc. Class A	273,165	6,731
*	Legalzoom.com Inc.	27,584	728
*	Remitly Global Inc.	2,752	101
			24,585,721
Real Estate (8.8%)
	VICI Properties Inc.	15,278,711	434,068
	Equity LifeStyle Properties Inc.	4,115,439	321,416
	Kimco Realty Corp.	15,252,425	316,488
*	Jones Lang LaSalle Inc.	1,261,899	313,065
	Medical Properties Trust Inc.	14,825,430	297,546
	American Homes 4 Rent Class A	6,814,859	259,782
	Gaming & Leisure Properties Inc.	5,539,363	256,583
	Lamar Advertising Co. Class A	2,159,241	244,966
	CubeSmart	5,021,332	243,284
	CyrusOne Inc.	3,086,585	238,933
	Federal Realty Investment Trust	1,935,361	228,353
	Life Storage Inc.	1,948,966	223,624
	STORE Capital Corp.	6,085,347	194,914
	Rexford Industrial Realty Inc.	3,427,489	194,510
	Kilroy Realty Corp.	2,898,322	191,898
	Apartment Income REIT Corp.	3,906,646	190,683
	Vornado Realty Trust	4,529,296	190,276
	Americold Realty Trust	6,497,824	188,762
	National Retail Properties Inc.	4,370,329	188,755
	Omega Healthcare Investors Inc.	5,946,140	178,146
	American Campus Communities Inc.	3,462,064	167,737
	EastGroup Properties Inc.	1,005,488	167,544
	First Industrial Realty Trust Inc.	3,213,269	167,347
	Brixmor Property Group Inc.	7,390,795	163,410
	Healthcare Trust of America Inc. Class A	5,446,847	161,553
	STAG Industrial Inc.	4,033,490	158,314
	CoreSite Realty Corp.	1,100,262	152,430
*	Host Hotels & Resorts Inc.	8,883,595	145,069
	Regency Centers Corp.	2,113,883	142,328
	Cousins Properties Inc.	3,700,838	138,004
	Innovative Industrial Properties Inc.	595,483	137,658
	Spirit Realty Capital Inc.	2,964,724	136,496
	Douglas Emmett Inc.	4,149,117	131,154

		Shares	Market Value ($000)
	VEREIT Inc.	2,851,224	128,961
	Rayonier Inc.	3,517,672	125,511
*	Redfin Corp.	2,480,351	124,266
	SL Green Realty Corp.	1,671,535	118,412
	Highwoods Properties Inc.	2,594,354	113,788
	Agree Realty Corp.	1,715,065	113,589
*	Ryman Hospitality Properties Inc.	1,301,899	108,969
	Healthcare Realty Trust Inc.	3,623,387	107,904
*	Park Hotels & Resorts Inc.	5,591,669	107,025
	National Storage Affiliates Trust	1,985,590	104,819
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,956,738	104,646
	Terreno Realty Corp.	1,580,454	99,932
	Hudson Pacific Properties Inc.	3,799,518	99,813
	Physicians Realty Trust	5,410,753	95,337
	Broadstone Net Lease Inc.	3,756,807	93,206
	JBG SMITH Properties	3,121,403	92,425
	EPR Properties	1,861,878	91,940
	Outfront Media Inc.	3,623,255	91,306
*	Howard Hughes Corp.	1,028,874	90,345
	Lexington Realty Trust	6,914,973	88,166
	Apple Hospitality REIT Inc.	5,396,742	84,891
	Macerich Co.	5,036,858	84,166
	Essential Properties Realty Trust Inc.	2,943,643	82,187
	PotlatchDeltic Corp.	1,585,020	81,755
	Sabra Health Care REIT Inc.	5,502,439	80,996
	PS Business Parks Inc.	514,281	80,608
	Corporate Office Properties Trust	2,797,271	75,470
*	Equity Commonwealth	2,884,672	74,944
*	DigitalBridge Group Inc.	12,251,801	73,878
	Pebblebrook Hotel Trust	3,270,502	73,292
	Uniti Group Inc.	5,815,998	71,944
	Retail Properties of America Inc. Class A	5,353,349	68,951
	SITE Centers Corp.	4,464,092	68,926
*	Cushman & Wakefield plc	3,611,263	67,206
	eXp World Holdings Inc.	1,638,281	65,154
*	Sunstone Hotel Investors Inc.	5,451,795	65,094
	Kennedy-Wilson Holdings Inc.	2,978,176	62,303
	RLJ Lodging Trust	4,147,542	61,632
	National Health Investors Inc.	1,085,500	58,074
	Brandywine Realty Trust	4,246,628	56,990
	Newmark Group Inc. Class A	3,903,201	55,855
	Columbia Property Trust Inc.	2,861,117	54,418
	Piedmont Office Realty Trust Inc. Class A	3,080,536	53,694
	Washington REIT	2,099,221	51,956
*	Realogy Holdings Corp.	2,907,564	50,999
	Urban Edge Properties	2,765,767	50,641
*	Xenia Hotels & Resorts Inc.	2,845,172	50,473
	Retail Opportunity Investments Corp.	2,873,266	50,052
*	DiamondRock Hospitality Co.	5,238,896	49,508
	CareTrust REIT Inc.	2,402,533	48,819
	Service Properties Trust	4,105,155	46,019
	American Assets Trust Inc.	1,205,959	45,127
	Acadia Realty Trust	2,200,788	44,918
	Empire State Realty Trust Inc. Class A	4,281,182	42,940
	Kite Realty Group Trust	2,099,296	42,742
	Paramount Group Inc.	4,635,542	41,674
	Industrial Logistics Properties Trust	1,610,819	40,931
[1]	Tanger Factory Outlet Centers Inc.	2,460,509	40,106

		Shares	Market Value ($000)
	Alexander & Baldwin Inc.	1,710,668	40,098
	Global Net Lease Inc.	2,377,900	38,094
	Safehold Inc.	488,819	35,141
	St. Joe Co.	805,562	33,914
	Centerspace	350,344	33,108
*	Mack-Cali Realty Corp.	1,920,642	32,881
	LTC Properties Inc.	982,858	31,147
	Office Properties Income Trust	1,211,479	30,687
	Getty Realty Corp.	949,320	27,825
*	Marcus & Millichap Inc.	642,040	26,080
	RPT Realty	2,023,519	25,820
	Apartment Investment & Management Co. Class A	3,726,136	25,524
	American Finance Trust Inc. Class A	2,939,221	23,631
[1]	GEO Group Inc.	2,892,197	21,605
	Diversified Healthcare Trust	5,940,001	20,137
	Universal Health Realty Income Trust	310,313	17,151
	Phillips Edison & Co. Inc.	496,076	15,234
	Alexander's Inc.	51,265	13,361
	Saul Centers Inc.	298,251	13,141
	RMR Group Inc. Class A	384,299	12,855
*	Summit Hotel Properties Inc.	1,259,486	12,129
*,1	Seritage Growth Properties Class A	756,682	11,222
	Franklin Street Properties Corp.	2,404,600	11,157
*	Bridge Investment Group Holdings Inc. Class A	596,924	10,548
*	Forestar Group Inc.	433,793	8,082
	Urstadt Biddle Properties Inc. Class A	406,504	7,695
*,1	Compass Inc. Class A	26,809	355
*,2	Spirit MTA REIT	529,410	142
	Urstadt Biddle Properties Inc.	55	1
			11,843,554
Technology (13.0%)
*	Nuance Communications Inc.	7,827,661	430,834
	Entegris Inc.	3,374,552	424,856
*	Ceridian HCM Holding Inc.	3,356,645	378,025
*	Dynatrace Inc.	4,952,661	351,490
*	Avalara Inc.	1,950,739	340,931
*	PTC Inc.	2,629,200	314,952
*	Five9 Inc.	1,684,828	269,134
*	Guidewire Software Inc.	2,069,569	246,010
*	ON Semiconductor Corp.	5,356,753	245,179
*	Manhattan Associates Inc.	1,577,861	241,460
*	Elastic NV	1,598,758	238,199
*	Wolfspeed Inc.	2,884,008	232,826
*	Lattice Semiconductor Corp.	3,394,144	219,431
*	DXC Technology Co.	6,269,414	210,715
*	Anaplan Inc.	3,421,937	208,362
*	Aspen Technology Inc.	1,669,430	205,006
*	Smartsheet Inc. Class A	2,958,133	203,579
*	Arrow Electronics Inc.	1,787,259	200,691
*	Nutanix Inc. Class A	5,085,184	191,711
	Jabil Inc.	3,266,242	190,651
*	Asana Inc. Class A	1,828,761	189,899
	Brooks Automation Inc.	1,848,966	189,242
*	Concentrix Corp.	1,039,681	184,024
	Universal Display Corp.	1,055,309	180,416
*	Zendesk Inc.	1,493,421	173,819
*	Synaptics Inc.	966,995	173,798
	Leidos Holdings Inc.	1,761,835	169,365

		Shares	Market Value ($000)
	Vertiv Holdings Co. Class A	7,016,728	169,033
*	Pure Storage Inc. Class A	6,697,683	168,514
*	II-VI Inc.	2,631,004	156,176
*	J2 Global Inc.	1,139,794	155,719
*	Blackline Inc.	1,308,252	154,452
*	CACI International Inc. Class A	587,049	153,866
*	Varonis Systems Inc. Class B	2,527,822	153,818
*	F5 Networks Inc.	750,335	149,152
*	Rapid7 Inc.	1,318,907	149,063
*	Digital Turbine Inc.	2,152,404	147,978
*	Teradata Corp.	2,579,518	147,935
*	Everbridge Inc.	955,287	144,287
*	SPS Commerce Inc.	891,909	143,874
	Dolby Laboratories Inc. Class A	1,625,237	143,021
*	Silicon Laboratories Inc.	1,010,728	141,664
	Power Integrations Inc.	1,425,453	141,106
	KBR Inc.	3,504,430	138,075
*	Workiva Inc. Class A	963,460	135,809
*	Ambarella Inc.	857,744	133,585
*	Novanta Inc.	839,209	129,658
*	Change Healthcare Inc.	6,189,503	129,608
	Pegasystems Inc.	1,013,531	128,820
*	Upwork Inc.	2,858,513	128,719
	CDK Global Inc.	3,007,235	127,958
*	NCR Corp.	3,270,104	126,749
*	Semtech Corp.	1,615,948	125,995
	Science Applications International Corp.	1,442,879	123,453
*	Cirrus Logic Inc.	1,433,589	118,056
	National Instruments Corp.	2,979,014	116,867
*	Medallia Inc.	3,392,732	114,912
*	Alteryx Inc. Class A	1,480,426	108,219
	SYNNEX Corp.	1,034,027	107,642
*	Q2 Holdings Inc.	1,335,041	106,990
*	New Relic Inc.	1,452,600	104,253
*	Tenable Holdings Inc.	2,254,619	104,028
*	Envestnet Inc.	1,289,152	103,442
*	Sprout Social Inc. Class A	841,421	102,611
*	Vimeo Inc.	3,476,840	102,115
*	nCino Inc.	1,424,987	101,217
*	FireEye Inc.	5,655,499	100,668
*	Sailpoint Technologies Holdings Inc.	2,313,242	99,192
*	Diodes Inc.	1,063,185	96,314
*	Cloudera Inc.	5,896,914	94,174
*	Fabrinet	916,155	93,915
*	LivePerson Inc.	1,562,834	92,129
*	Qualys Inc.	823,890	91,691
	Avnet Inc.	2,477,933	91,609
*	Appian Corp.	984,899	91,113
*,1	Fastly Inc. Class A	2,248,579	90,932
*	Cerence Inc.	945,937	90,914
*	Cornerstone OnDemand Inc.	1,579,010	90,414
	CMC Materials Inc.	727,237	89,617
*	Onto Innovation Inc.	1,225,833	88,566
*	Alarm.com Holdings Inc.	1,117,899	87,408
*	Rogers Corp.	466,218	86,940
*	Magnite Inc.	3,103,318	86,893
*,1	MicroStrategy Inc. Class A	149,638	86,551
*	Box Inc. Class A	3,656,480	86,549

		Shares	Market Value ($000)
*	Blackbaud Inc.	1,216,871	85,607
*	MaxLinear Inc. Class A	1,712,785	84,355
	Advanced Energy Industries Inc.	955,070	83,807
*	CommVault Systems Inc.	1,084,787	81,695
*	3D Systems Corp.	2,960,306	81,616
*,1	C3.ai Inc. Class A	1,749,064	81,052
*	Altair Engineering Inc. Class A	1,158,722	79,882
*	Duck Creek Technologies Inc.	1,804,532	79,832
*	Insight Enterprises Inc.	867,624	78,156
*	MACOM Technology Solutions Holdings Inc.	1,198,645	77,756
*	LiveRamp Holdings Inc.	1,605,992	75,851
*	FormFactor Inc.	1,933,293	72,170
*	Dun & Bradstreet Holdings Inc.	4,292,184	72,152
*	Schrodinger Inc.	1,303,551	71,278
*	Cargurus Inc. Class A	2,251,735	70,727
	Switch Inc. Class A	2,733,450	69,402
*	PagerDuty Inc.	1,665,513	68,986
*	BigCommerce Holdings Inc.	1,328,746	67,288
	Xerox Holdings Corp.	3,334,645	67,260
	Shutterstock Inc.	592,699	67,165
	Vishay Intertechnology Inc.	3,303,944	66,376
*	Verint Systems Inc.	1,456,510	65,237
*	Yelp Inc. Class A	1,741,409	64,850
*	Vroom Inc.	2,892,222	63,831
*	Plexus Corp.	703,323	62,884
*	Momentive Global Inc.	3,118,542	61,123
	Amkor Technology Inc.	2,432,957	60,702
*	Rambus Inc.	2,711,478	60,195
*	Sanmina Corp.	1,537,344	59,249
	Progress Software Corp.	1,090,204	53,627
*	Jamf Holding Corp.	1,330,620	51,255
*	Appfolio Inc. Class A	425,283	51,204
*,1	SentinelOne Inc. Class A	933,585	50,012
	Xperi Holding Corp.	2,605,013	49,078
*	Perficient Inc.	410,042	47,442
*	NetScout Systems Inc.	1,753,231	47,250
*	Covetrus Inc.	2,568,143	46,586
*	Zuora Inc. Class A	2,778,289	46,064
*	Allegro MicroSystems Inc.	1,417,266	45,296
	McAfee Corp. Class A	1,972,015	43,601
*	Bottomline Technologies DE Inc.	1,071,875	42,103
*,1	E2open Parent Holdings Inc.	3,648,772	41,231
*,1	Confluent Inc. Class A	685,946	40,917
*	JFrog Ltd.	1,195,254	40,041
*	Unisys Corp.	1,587,680	39,914
*	Allscripts Healthcare Solutions Inc.	2,955,394	39,514
*	Avaya Holdings Corp.	1,991,062	39,403
*	Super Micro Computer Inc.	1,052,736	38,499
	Methode Electronics Inc.	901,617	37,913
	CSG Systems International Inc.	766,075	36,925
*	Bandwidth Inc. Class A	406,808	36,727
*	Eventbrite Inc. Class A	1,881,105	35,572
*	PROS Holdings Inc.	990,545	35,144
*	Sumo Logic Inc.	2,123,025	34,223
*	Yext Inc.	2,835,108	34,106
*	Telos Corp.	1,165,603	33,126
*	Ping Identity Holding Corp.	1,330,851	32,699
*	TTM Technologies Inc.	2,548,333	32,033

		Shares	Market Value ($000)
*	DigitalOcean Holdings Inc.	401,447	31,164
*	Freshworks Inc. Class A	705,482	30,117
*	SiTime Corp.	142,669	29,129
*	nLight Inc.	1,021,560	28,798
*,1	Skillz Inc. Class A	2,904,286	28,520
*	Veeco Instruments Inc.	1,250,810	27,780
*,1	Squarespace Inc. Class A	673,970	26,042
*	Parsons Corp.	766,404	25,874
*,1	Datto Holding Corp.	1,011,691	24,179
*	CEVA Inc.	544,490	23,233
	Benchmark Electronics Inc.	845,412	22,581
*	ScanSource Inc.	636,400	22,140
*	Thoughtworks Holding Inc.	761,516	21,863
*,1	Aeva Technologies Inc.	2,644,780	21,000
*	Olo Inc. Class A	686,590	20,618
*,1	Ouster Inc.	2,815,692	20,611
*,1	N-Able Inc.	1,560,050	19,360
	Ebix Inc.	616,774	16,610
	SolarWinds Corp.	985,593	16,489
*	ON24 Inc.	813,870	16,229
*	Paycor HCM Inc.	431,835	15,183
*	Groupon Inc.	626,434	14,289
*	Vertex Inc. Class A	643,925	12,376
*	PubMatic Inc. Class A	469,474	12,371
*,1	Xometry Inc. Class A	207,603	11,972
*	KnowBe4 Inc. Class A	530,928	11,659
*,1	Clear Secure Inc. Class A	278,493	11,432
*	Rackspace Technology Inc.	780,978	11,105
*	WM Technology Inc.	741,547	10,752
*	ForgeRock Inc. Class A	274,656	10,692
*	MediaAlpha Inc. Class A	538,951	10,068
*	SmartRent Inc. Class A	723,314	9,418
*	Diebold Nixdorf Inc.	928,452	9,387
*	Sprinklr Inc. Class A	384,904	6,736
*	MeridianLink Inc.	298,728	6,680
*,1	Couchbase Inc.	206,453	6,423
*,1	AvePoint Inc.	745,541	6,330
*,1	SEMrush Holdings Inc. Class A	269,718	6,220
*	Intapp Inc.	225,173	5,800
*	Viant Technology Inc. Class A	280,288	3,425
*	Zeta Global Holdings Corp. Class A	576,207	3,377
*	SecureWorks Corp. Class A	169,568	3,371
*	EngageSmart Inc.	21,874	745
*	DoubleVerify Holdings Inc.	10,872	371
*	Amplitude Inc. Class A	2,702	147
*	EverCommerce Inc.	8,305	137
*	Procore Technologies Inc.	1,088	97
*,2	Media General Inc. CVR	2,474,410	96
*	Alkami Technology Inc.	2,731	67
			17,433,685
Telecommunications (1.5%)
	Cable One Inc.	142,793	258,902
*	Ciena Corp.	3,851,395	197,769
*	Frontier Communications Parent Inc.	6,083,316	169,542
*	Lumentum Holdings Inc.	1,725,894	144,181
*	Iridium Communications Inc.	2,955,364	117,771
	Juniper Networks Inc.	4,046,383	111,357
*	Vonage Holdings Corp.	5,955,202	95,998

		Shares	Market Value ($000)
*	Viasat Inc.	1,733,816	95,481
*	Viavi Solutions Inc.	5,690,331	89,566
	Cogent Communications Holdings Inc.	1,069,455	75,760
*,1	fuboTV Inc.	2,996,838	71,804
*	CommScope Holding Co. Inc.	5,082,063	69,065
*	8x8 Inc.	2,647,534	61,926
	InterDigital Inc.	764,147	51,825
	Telephone & Data Systems Inc.	2,520,529	49,150
	Shenandoah Telecommunications Co.	1,183,096	37,362
*,1	Globalstar Inc.	22,285,280	37,216
*	Infinera Corp.	4,421,479	36,787
*	WideOpenWest Inc.	1,305,086	25,645
*	EchoStar Corp. Class A	973,364	24,831
*	Plantronics Inc.	949,237	24,405
*	NETGEAR Inc.	723,386	23,083
	ADTRAN Inc.	1,207,208	22,647
	Loral Space & Communications Inc.	321,459	13,826
*	United States Cellular Corp.	405,632	12,936
	ATN International Inc.	258,140	12,094
*,1	Gogo Inc.	617,464	10,682
			1,941,611
Utilities (2.8%)
	Atmos Energy Corp.	3,254,241	287,024
	Essential Utilities Inc.	5,502,033	253,534
	UGI Corp.	5,203,039	221,753
*	Sunrun Inc.	4,868,808	214,228
	Pinnacle West Capital Corp.	2,806,966	203,112
	OGE Energy Corp.	4,982,731	164,231
*	Stericycle Inc.	2,286,674	155,425
	IDACORP Inc.	1,257,433	129,993
*	Clean Harbors Inc.	1,218,973	126,615
	NRG Energy Inc.	3,045,613	124,352
*	Evoqua Water Technologies Corp.	2,992,730	112,407
	National Fuel Gas Co.	2,099,802	110,282
	PNM Resources Inc.	2,136,601	105,719
	Hawaiian Electric Industries Inc.	2,586,127	105,592
	Portland General Electric Co.	2,226,457	104,621
	Black Hills Corp.	1,579,174	99,109
*	Casella Waste Systems Inc. Class A	1,255,068	95,310
	Southwest Gas Holdings Inc.	1,397,451	93,462
	ONE Gas Inc.	1,331,860	84,400
	New Jersey Resources Corp.	2,400,831	83,573
	American States Water Co.	919,394	78,627
	ALLETE Inc.	1,301,451	77,462
	California Water Service Group	1,283,103	75,613
	Spire Inc.	1,222,581	74,797
	Ormat Technologies Inc.	1,114,867	74,261
	NorthWestern Corp.	1,284,262	73,588
	Avista Corp.	1,728,954	67,637
	MGE Energy Inc.	901,315	66,247
	Clearway Energy Inc. Class C	2,012,565	60,920
	Covanta Holding Corp.	2,978,521	59,928
*	Sunnova Energy International Inc.	1,811,177	59,660
	South Jersey Industries Inc.	2,803,086	59,594
	Northwest Natural Holding Co.	765,511	35,206
*	Harsco Corp.	1,965,554	33,316

			Shares	Market Value ($000)
	Clearway Energy Inc. Class A		885,937	24,983
				3,796,581
Total Common Stocks (Cost $91,414,281)				133,493,085
		Coupon
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[4,5]	Vanguard Market Liquidity Fund (Cost $2,203,783)	0.068%	22,041,817	2,204,182
Total Investments (101.0%) (Cost $93,618,064)				135,697,267
Other Assets and Liabilities—Net (-1.0%)				(1,308,056)
Net Assets (100%)				134,389,211
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,409,208,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $92,638,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,474,877,000 was received for securities on loan, of which $1,438,178,000 is held in Vanguard Market Liquidity Fund and $36,699,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	2,922	321,537	(3,217)
E-mini S&P Mid-Cap 400 Index	December 2021	1,811	476,872	(8,259)
				(11,476)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	8/31/22	BOANA	10,649	(0.576)[1]	1,092	—
Avalara Inc.	8/31/22	BOANA	16,173	(0.069)[1]	—	(444)
Bandwidth Inc. Class A	8/31/22	BOANA	14,406	(0.511)[1]	—	(1,773)
National Fuel Gas Co.	8/31/22	BOANA	8,808	(0.470)[1]	195	—
Ollie's Bargain Outlet Holdings Inc.	1/31/22	GSI	20,775	(0.084)[2]	—	(2,692)
Popular Inc.	8/31/22	BOANA	10,632	(0.470)[1]	295	—
United Therapeutics Corp.	8/31/22	BOANA	25,786	(0.068)[1]	—	(3,637)
					1,582	(8,546)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	133,491,209	—	1,876	133,493,085
Temporary Cash Investments	2,204,182	—	—	2,204,182
Total	135,695,391	—	1,876	135,697,267

Derivative Financial Instruments
Assets
Swap Contracts	—	1,582	—	1,582
Liabilities
Futures Contracts[1]	11,476	—	—	11,476
Swap Contracts	—	8,546	—	8,546
Total	11,476	8,546	—	20,022
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.